VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 3.8%
Australia & New Zealand Banking Group Ltd. #	9,352	$187,204
National Australia Bank Ltd. #	9,035	189,579
Westpac Banking Corp. #	22,011	341,233
		718,016
Belgium: 0.9%
Ambev SA (BRL) #	64,000	179,086

Canada: 4.3%
Royal Bank of Canada	3,675	390,586
Toronto-Dominion Bank	5,313	407,913
		798,499
China: 1.8%
JD.com, Inc. (HKD) # *	4,700	161,952
Yum China Holdings, Inc. (USD)	3,403	169,606
		331,558
France: 4.0%
Airbus SE # *	2,894	369,847
Safran SA #	1,470	179,757
Sanofi #	1,933	193,743
		743,347
Germany: 1.0%
GEA Group AG # *	3,501	191,004

Japan: 2.4%
Hoshizaki Corp. #	1,900	142,797
Japan Tobacco, Inc. # †	9,400	189,598
Nabtesco Corp. #	4,200	124,311
		456,706
Switzerland: 5.1%
Julius Baer Group Ltd. #	5,552	371,295
Novartis AG #	2,223	195,350
Roche Holding AG #	954	395,799
		962,444
Taiwan: 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. #	17,000	376,057

United Kingdom: 8.3%
AstraZeneca Plc #	1,663	194,316
BAE Systems Plc #	25,296	188,763
British American Tobacco Plc #	10,247	380,742
GlaxoSmithKline Plc #	9,636	209,942
Imperial Brands Plc #	17,592	385,781
Meggitt Plc # *	18,955	189,817
		1,549,361
United States: 66.5%
3M Co.	1,052	186,867
Alphabet, Inc. *	128	370,821
	Number of Shares	Value
United States (continued)
Altria Group, Inc.	7,975	$377,935
Amazon.com, Inc. *	53	176,720
Applied Materials, Inc.	1,314	206,771
Aspen Technology, Inc. *	1,246	189,641
Bank of New York Mellon Corp.	3,614	209,901
Berkshire Hathaway, Inc. *	1,326	396,474
Biogen, Inc. *	1,386	332,529
Blackbaud, Inc. *	4,985	393,715
BlackRock, Inc.	211	193,183
Boeing Co. *	1,738	349,894
Bristol-Myers Squibb Co.	3,001	187,112
Cheniere Energy, Inc.	2,156	218,662
Comcast Corp.	3,786	190,549
Compass Minerals International, Inc.	2,901	148,183
Constellation Brands, Inc.	1,650	414,101
Corteva, Inc.	8,248	389,965
Emerson Electric Co.	3,921	364,535
Equifax, Inc.	684	200,268
General Dynamics Corp.	943	196,587
Gilead Sciences, Inc.	5,246	380,912
Intel Corp.	7,053	363,230
Intercontinental Exchange, Inc.	1,367	186,965
Kellogg Co.	2,987	192,423
Lam Research Corp.	301	216,464
Lockheed Martin Corp.	543	192,988
Masco Corp.	2,691	188,962
McDonald’s Corp.	1,480	396,744
Medtronic Plc	3,076	318,212
Merck & Co., Inc.	2,531	193,976
Meta Platforms, Inc. *	1,057	355,522
Microchip Technology, Inc.	2,344	204,069
Microsoft Corp.	1,172	394,167
Pfizer, Inc.	4,252	251,081
Philip Morris International, Inc.	3,893	369,835
Polaris, Inc.	3,209	352,701
Roper Technologies, Inc.	790	388,569
Salesforce.com, Inc. *	696	176,874
ServiceNow, Inc. *	562	364,800
The Coca-Cola Co.	3,369	199,479
Tyler Technologies, Inc. *	392	210,876
Veeva Systems, Inc. *	1,287	328,803
Walt Disney Co. *	1,208	187,107
Wells Fargo & Co.	7,809	374,676
		12,483,848
Total Common Stocks (Cost: $15,425,383)		18,789,926

Total Investments: 100.1% (Cost: $15,425,383)		18,789,926
Liabilities in excess of other assets: (0.1)%		(25,238)
NET ASSETS: 100.0%		$18,764,688

Definitions:

BRL	Brazilian Real
HKD	Hong Kong Dollar
USD	United States Dollar
1

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $5,337,973 which represents 28.4% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $179,513.

Summary of Investments by Sector	% of Investments	Value
Communication Services	5.9%	$1,104,000
Consumer Discretionary	6.7	1,257,722
Consumer Staples	14.3	2,688,979
Energy	1.1	218,662
Financials	17.3	3,249,008
Health Care	16.9	3,181,776
Industrials	18.4	3,454,966
Information Technology	16.5	3,096,664
Materials	2.9	538,149
	100.0%	$18,789,926
2